Bank loans: (Tables)	12 Months Ended
Dec. 31, 2020
Bank loans:
Schedule of bank loans

	Credit line balance in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2019		used in pesos		amortization		interests - Net		Short		Long		value (*)

Santander, S.A.			Ps.	2,000,000			Ps.	(7,933)			Ps.	1,992,067	Ps.	2,044,664
BBVA Bancomer, S. A.				2,000,000				401	Ps.	23,998		1,976,403		2,045,386
Total México			Ps.	4,000,000	Ps.			(7,532)	Ps.	23,998	Ps.	3,968,470	Ps.	4,090,050
Bancolombia, S.A.	COP	137,250,000	Ps.	1,041,415	Ps.	(51,834)	Ps.	6,474	Ps.	73,067	Ps.	922,987	Ps.	894,131
Corpbanca Colombia, S.A.		93,330,000		708,472		(35,247)		5,503		49,657		629,071		608,009
Banco Davivienda, S.A.		82,349,995		624,983		(31,101)		4,332		43,799		554,416		536,479
Banco de Bogotá, S.A.		33,854,211		256,744		(12,786)		1,106		18,014		227,049		220,552
Banco de Occidente, S.A.		33,854,228		256,742		(12,786)		1,098		18,014		227,040		220,552
Banco Popular, S.A.		7,319,029		55,309		(2,765)		(348)		4,023		48,174		47,687
Banco AV Villas, S.A.		7,320,000		55,566		(2,764)		432		3,895		49,339		47,687
Servicios Financieros, S.A.		7,320,000		55,315		(2,764)		(612)		3,768		48,171		47,687
Total Airplan	COP	402,597,463	Ps.	3,054,546	Ps.	(152,047)	Ps.	17,985	Ps.	214,237	Ps.	2,706,247	Ps.	2,622,784
			Ps.	7,054,546	Ps.	(152,047)	Ps.	10,453	Ps.	238,235	Ps.	6,674,717	Ps.	6,712,834

	Credit line balance in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2020		used in pesos		amortization		interests - Net		Short		Long		value(*)

Santander, S. A.			Ps.	2,000,000			Ps.	(5,133)			Ps.	1,994,867	Ps.	1,989,862
BBVA Bancomer, S. A.				1,980,000	Ps.	(20,000)		16,343	Ps.	322,209		1,654,134		1,957,415
Total México		—	Ps.	3,980,000	Ps.	(20,000)	Ps.	11,210	Ps.	322,209	Ps.	3,649,001	Ps.	3,947,277
Banco Popular de Puerto Rico	USD	10,000	Ps.	199,087			Ps.	15	Ps.	199,102			Ps.	199,188

Bancolombia, S. A.	COP	125,250,000		984,985		(69,959)		9,410		81,758		842,678		752,072
Corpbanca Colombia, S. A.		85,170,000		670,111		(47,572)		7,511		55,565		574,485		511,409
Banco Davivienda, S. A.		75,149,985		591,130		(41,975)		6,098		49,012		506,241		451,243
Banco de Bogotá, S. A.		30,894,211		242,820		(17,256)		1,893		20,227		207,230		185,511
Banco de Occidente, S. A.		30,894,228		242,818		(17,256)		1,758		20,100		207,220		185,511
Banco Popular, S. A.		6,679,029		52,292		(3,731)		(213)		4,475		43,873		40,110
Banco AV Villas, S. A.		6,680,000		52,558		(3,731)		589		4,358		45,058		40,110
Servicios Financieros, S. A.		6,680,000		52,297		(3,731)		(467)		4,230		43,869		40,110
Bancolombia, S. A.		8,128,400		67,697		(20,309)		91		47,479		—		47,957
Total Airplan	COP	375,525,853	Ps.	2,956,708	Ps.	(225,520)	Ps.	26,670	Ps.	287,204	Ps.	2,470,654	Ps.	2,254,033

			Ps.	7,135,795	Ps.	(245,520)	Ps.	37,895	Ps.	808,515	Ps.	6,119,655	Ps.	6,400,498

(*)The following variables were used to determine the fair values of the loans at December 31, 2019 and 2020.

	Amount
Entity	(COP)

Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A.		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000